Disclosure of detailed information about right-of-use assets (Details) - USD ($)	6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Balance, beginning of year	$ 557,022	$ 550,478
Acquired
Depreciation	(127,714)	(83,974)
Held for sale - Eden Games	(16,480)
Effect of foreign exchange	(2,459)	1,409
Balance, ending of year	$ 410,369	$ 467,913